Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations	$ (97,483)	$ (115,212)	$ (88,333)
Theoretical group tax rate	24.88%	25.35%	23.66%
Theoretical tax benefit (expense)	$ 24,254	$ 29,208	$ 20,901
Permanent differences	(1,141)	(1,131)	832
Research tax credit	3,245	2,786	2,079
Share-based compensation & other IFRS adjustments	(4,198)	(7,828)	(8,065)
Non recognition of deferred tax assets related to tax losses and temporary differences	(22,159)	(23,079)	(15,652)
Other differences	0	43	(95)
Effective tax expense	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%